Bonds Payable (Details) - Schedule of bonds payable - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Bonds Payable (Details) - Schedule of bonds payable [Line Items]
Bonds payable, Total			$ 29,915
Long-term bonds payable, Total	$ 73,147	73,147	73,147
Third-party investors [Member]
Bonds Payable (Details) - Schedule of bonds payable [Line Items]
Bonds payable, Total			29,915
Huzhou Saiyuan [Member]
Bonds Payable (Details) - Schedule of bonds payable [Line Items]
Long-term bonds payable, Total	$ 73,147	$ 73,147	$ 73,147